Condensed Consolidating Financial Information (Consolidation Information) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Investment in subsidiaries		$ 0	$ 0
Equity - Western		$ 1,663,357	1,299,297
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		60.80%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.30%	100.00%
Reportable Legal Entities [Member] | Parent Company [Member]
Segment Reporting Information [Line Items]
Investment in subsidiaries		$ 5,397,284	3,964,578
Equity - Western		1,663,357	1,299,297
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Segment Reporting Information [Line Items]
Investment in subsidiaries		0	0
Equity - Western		$ 3,282,510	$ 3,194,986